Income Taxes - Components of Income/(Loss) Before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Income/(Loss) Before Income Taxes [Line Items]
Income/(loss) from continuing operations before income taxes	$ (452)	$ (300)	$ (6,100)	$ 5,778	$ (3,319)
United States [Member]
Components of Income/(Loss) Before Income Taxes [Line Items]
Income/(loss) from continuing operations before income taxes			(6,098)	5,780	(3,331)
Outside of the U.S. [Member]
Components of Income/(Loss) Before Income Taxes [Line Items]
Income/(loss) from continuing operations before income taxes			$ (2)	$ (2)	$ 12